Leases (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Leases Abstract
Schedule of right of use

	December 31, 2023	Additions and contract modifications	Depreciation	Acquisition of Aliança Energia	Deconsolidation of VODC	Translation adjustment	December 31, 2024
Ports	628	3	(44)	-	(525)	(11)	51
Vessels	415	-	(62)	-	-	-	353
Pelletizing plants	193	-	(48)	-	-	(36)	109
Properties	80	49	(20)	4	-	(19)	94
Energy plants	34	-	(5)	-	-	(1)	28
Other	9	31	(8)	-	-	(7)	25
Total	1,359	83	(187)	4	(525)	(74)	660

Schedule of lease liabilities

	December 31, 2023	Additions and contract modifications	Payments (i)	Interest	Acquisition of Aliança Energia	Deconsolidation of VODC	Translation adjustment	December 31, 2024
Ports	682	3	(63)	19	-	(583)	(4)	54
Vessels	397	-	(55)	14	-	-	-	356
Pelletizing plants	207	-	(46)	8	-	-	(43)	126
Properties	102	49	(24)	4	4	-	(28)	107
Energy plants	49	-	(6)	3	-	-	(3)	43
Other	15	31	(8)	1	-	-	(12)	27
Total	1,452	83	(202)	49	4	(583)	(90)	713
Current liabilities	197							147
Non-current liabilities	1,255							566
Total	1,452							713

(i)	The total amount of the variable lease payments not included in the measurement of lease liabilities was US$253 recorded in the income statement for the year ended December 31, 2024, (2023: US$112 and 2022: US$367).

Schedule of summary of annual minimum payments related

	2025	2026	2027	2028	2029 onwards	Total	Remaining term (years)	Discount rate
Ports	25	12	1	1	18	57	2 to 18	4% to 5%
Vessels	59	54	53	51	188	405	1 to 8	3% to 4%
Pelletizing plants	39	13	13	13	63	141	1 to 8	2% to 6%
Properties	15	14	12	12	22	75	1 to 14	2% to 6%
Energy plants	8	6	5	5	33	57	2 to 5	5% to 6%
Other	9	6	3	3	1	22	1 to 4	3% to 6%
Total	155	105	87	85	325	757